CONSOLIDATED BALANCE SHEETS (Parenthetical) $ in Thousands	Dec. 31, 2020 HKD ($) shares	Dec. 31, 2019 HKD ($) shares
Allowances for loans and advances | $	$ 9,075	$ 0
Class A ordinary shares
Ordinary shares, shares authorized	48,700,000,000	48,700,000,000
Ordinary shares, shares issued	590,139,760	459,090,941
Ordinary shares, shares outstanding	590,139,760	459,090,941
Class B ordinary shares
Ordinary shares, shares authorized	800,000,000	800,000,000
Ordinary shares, shares issued	494,552,051	544,552,051
Ordinary shares, shares outstanding	494,552,051	544,552,051